DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend yield		0.00%
Expected life		2 years
Minimum
Expected volatility		307.00%
Quoted market price		$ .125
Maximum
Expected volatility		311.00%
Quoted market price		$ .155
Derivative Liability
Dividend yield	0.00%
Derivative Liability | Minimum
Expected volatility	151.10%
Weighted average risk-free interest rate	0.30%
Expected life	3 months
Quoted market price	$ 0.039
Derivative Liability | Maximum
Expected volatility	302.70%
Weighted average risk-free interest rate	0.35%
Expected life	3 years 2 months 5 days
Quoted market price	$ 0.039
Level 3
Derivative liability	$ 5,157,761	$ 5,265,139	$ 8,836,514	$ 0
Change in fair value of derivative liabilities	$ 185,275	$ 1,140,323	$ (4,868,537)